Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total to PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid for Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Adjusted EPS ($)
					Company TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	18,997,543	51,712,052	5,203,982	8,863,859	408.88	178.46	3,002	27.44
2023	20,221,325	38,806,464	4,898,008	8,070,799	269.71	153.73	3,560	26.37
2022	18,152,082	65,282,708	4,509,999	14,158,069	230.55	159.63	1,114	23.26
2021	14,840,073	33,045,127	4,271,746	9,719,606	145.67	134.04	(4,539)	17.04

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The Principal Executive Officer (PEO) represented in columns (b) and (c) is Brian S. Tyler.
The non-PEO Named Executive Officers (Non-PEO NEOs) represented in columns (d) and (e) are the following individuals for each of the fiscal years presented:
•FY 2024 – Britt J. Vitalone, Michele Lau, LeAnn B. Smith, Thomas L. Rodgers, Lori A. Schechter, and Nancy Avila;
•FY 2023 – Britt J. Vitalone, Lori A. Schechter, Nancy Avila and LeAnn B. Smith;
•FY 2022 – Britt J. Vitalone, Lori A. Schechter, Tracy L. Faber and Nancy Avila; and
	•FY 2021 – Britt J. Vitalone, Lori A. Schechter, Thomas L. Rodgers and Tracy L. Faber.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on March 31, 2020 and ending on March 31 of each of 2021, 2022, 2023, and 2024, respectively. The peer group referenced for purposes of the TSR comparison in column (g) is the group of companies included in the Standard & Poor’s (S&P) 500 Health Care Index, which is the industry peer group the Company used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 18,997,543	$ 20,221,325	$ 18,152,082	$ 14,840,073
PEO Actually Paid Compensation Amount	$ 51,712,052	38,806,464	65,282,708	33,045,127
Adjustment To PEO Compensation, Footnote	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	18,997,543	13,500,408	46,214,917	51,712,052
2023	20,221,325	13,000,596	31,585,735	38,806,464
2022	18,152,082	12,250,438	59,381,064	65,282,708
2021	14,840,073	11,500,289	29,705,343	33,045,127
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	5,203,982	3,317,343	6,977,220	8,863,859
2023	4,898,008	2,664,524	5,837,315	8,070,799
2022	4,509,999	2,326,573	11,974,643	14,158,069
2021	4,271,746	2,226,561	7,674,421	9,719,606
i.Represents the grant date fair value of equity-based awards granted in each fiscal year presented, as shown in the “Stock Awards” column of the SCT.
ii.Represents the value of equity calculated in accordance with Item 402(v) for each fiscal year presented. The assumptions used in calculating the fair value of the equity awards in FY 2024 did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the TSR PSUs granted in FY 2023 and FY 2024 used an estimated volatility between 19% and 22%, as compared to an estimated volatility between 24% to 34% used to calculate the grant date fair value of such awards, and (ii) the non-TSR PSUs granted in FY 2023 and FY 2024 assumed payouts between 96% and 129%, as compared to the grant date fair value calculations which assumed a payout at target.
PEO Equity Award Detail

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)		Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)		(iv)	(v)		(vi)
2024	19,249,885	23,023,341	-0	-	3,840,553	-0	-	101,138	46,214,917
2023	14,913,714	13,443,829	-0	-	3,032,450	-0	-	195,742	31,585,735
2022	25,000,413	33,600,371	-0	-	572,038	-0	-	208,242	59,381,064
2021	16,364,447	13,034,008	-0	-	290,267	-0	-	16,621	29,705,343

Non-PEO NEO Average Total Compensation Amount	$ 5,203,982	4,898,008	4,509,999	4,271,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,863,859	8,070,799	14,158,069	9,719,606
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	18,997,543	13,500,408	46,214,917	51,712,052
2023	20,221,325	13,000,596	31,585,735	38,806,464
2022	18,152,082	12,250,438	59,381,064	65,282,708
2021	14,840,073	11,500,289	29,705,343	33,045,127
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2024	5,203,982	3,317,343	6,977,220	8,863,859
2023	4,898,008	2,664,524	5,837,315	8,070,799
2022	4,509,999	2,326,573	11,974,643	14,158,069
2021	4,271,746	2,226,561	7,674,421	9,719,606
i.Represents the grant date fair value of equity-based awards granted in each fiscal year presented, as shown in the “Stock Awards” column of the SCT.
ii.Represents the value of equity calculated in accordance with Item 402(v) for each fiscal year presented. The assumptions used in calculating the fair value of the equity awards in FY 2024 did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the TSR PSUs granted in FY 2023 and FY 2024 used an estimated volatility between 19% and 22%, as compared to an estimated volatility between 24% to 34% used to calculate the grant date fair value of such awards, and (ii) the non-TSR PSUs granted in FY 2023 and FY 2024 assumed payouts between 96% and 129%, as compared to the grant date fair value calculations which assumed a payout at target.
Non-PEO NEO Equity Award Detail

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)		Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
	(i)	(ii)	(iii)		(iv)	(v)		(vi)
2024	3,848,402	2,812,080	53,629		533,378	(286,351)		16,082	6,977,220
2023	2,995,518	2,170,991	-0	-	638,913	-0	-	31,893	5,837,315
2022	4,748,056	6,817,164	-0	-	340,430	-0	-	68,993	11,974,643
2021	3,155,205	4,326,468	-0	-	171,389	-0	-	21,359	7,674,421
i.Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
ii.Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
iii.Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;
iv.Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;
v.Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and
	vi.Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (CAP) versus TSR: As shown in the first table of this Pay versus Performance section, the PEO’s and Non-PEO NEOs’ CAP values are higher than the corresponding grant date fair values in the SCT, which is consistent with the Company’s positive TSR each year, as shown in the graphs immediately above and below. This is due primarily to the Company’s use of equity incentives, the value of which is tied directly to stock price in addition to the Company’s financial performance. Our executive compensation program emphasizes equity-based pay, with the majority of target direct compensation for both the PEO and Non-PEO NEOs delivered via equity-based awards.

Compensation Actually Paid vs. Net Income
CAP versus Net Income: The Compensation and Talent Committee does not use Net Income to determine compensation opportunity or outcomes.
The Committee believes that Adjusted EPS is a superior indicator of core operating performance and profitability. In addition, it is common for our shareholders to use Adjusted EPS and other metrics to inform their views of historical and future expectations for underlying operational performance. Net Income, on the other hand, can show variability year over year due to timing of specific events or because of unusual or non-recurring events. For example, in the table above, there is a large net loss in FY 2021 Net Income, which was primarily attributable to the opioid litigation settlement charge included in our FY 2021 GAAP results of operations. The actual cash impact of that settlement will take place over multiple years, and the FY 2021 Net Income loss figure does not reflect the actual underlying performance of the business, which is better reflected by the other metrics included in our incentive programs, as well as the Company’s 46% TSR for that fiscal year.
	Therefore, we would not necessarily expect to see alignment between Net Income (loss) and CAP. The Compensation and Talent Committee is focused on alignment of our compensation programs to metrics that most appropriately measure our profitability and sustainable long-term growth.
Compensation Actually Paid vs. Company Selected Measure
CAP versus Adjusted EPS: The chart below compares the PEO’s and Non-PEO NEOs’ CAP values to our Company-Selected Measure (CSM), Adjusted EPS. As noted above, for each fiscal year presented, CAP values are higher than the corresponding grant date fair value of stock awards shown in the SCT, which is consistent with our growing Adjusted EPS.
The Company focuses on Adjusted EPS in our incentive plans because earnings per share is one of the principal measures used by shareholders to assess financial performance results and establish a price for the Company’s equity, and it is a central component of our guidance to shareholders. The use of Adjusted EPS in our incentive plans aligns our executives’ interests with the broader set of strategic objectives they are tasked to manage, keeping enterprise value and shareholder interests at the forefront of management decisions on both a short- and long-term basis. Accordingly, Adjusted EPS is included as a key metric in both our annual and long-term incentives.
Given this emphasis on Adjusted EPS, its impact on the value of the Company’s shares and therefore CAP values — both positive and negative — is significant. Adjusted EPS drives a significant portion of the Company’s annual cash incentive and determines a significant portion of PSU award payouts to be earned during any three-year PSU performance period.

Total Shareholder Return Vs Peer Group
Total Shareholder Return (TSR): Company versus Peer Group: The Company’s four-year cumulative TSR has significantly exceeded that of the S&P 500 Health Care Index. We selected the S&P 500 Health Care Index as the comparator because it is generally available to shareholders and broadly used by other companies in the same industry.

Tabular List, Table

FY 2024 Most Important Performance Measures
Adjusted EPS
Adjusted Operating Profit
Free Cash Flow
Average ROIC

Total Shareholder Return Amount	$ 408.88	269.71	230.55	145.67
Peer Group Total Shareholder Return Amount	178.46	153.73	159.63	134.04
Net Income (Loss)	$ 3,002,000,000	$ 3,560,000,000	$ 1,114,000,000	$ (4,539,000,000)
Company Selected Measure Amount	27.44	26.37	23.26	17.04
PEO Name	Brian S. Tyler
Additional 402(v) Disclosure	Net Income in column (h) reflects GAAP income (loss) attributable to McKesson Corporation. Adjusted EPS for incentive programs, our Company-Selected Measure in column (i), is the non-GAAP financial performance measure from the tabular list of FY 2024 Most Important Measures below which, in the Company’s assessment, is the most important performance measure for FY 2024 linking PEO and non-PEO NEO CAP to the Company’s performance. See Appendix A to this proxy statement for a reconciliation of diluted earnings per share from continuing operations as reported under GAAP to Adjusted EPS for incentive programs.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Average ROIC
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 46,214,917	$ 31,585,735	$ 59,381,064	$ 29,705,343
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,249,885	14,913,714	25,000,413	16,364,447
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,023,341	13,443,829	33,600,371	13,034,008
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,840,553	3,032,450	572,038	290,267
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,138	195,742	208,242	16,621
PEO | Deductions From Summary Compensation Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,500,408)	(13,000,596)	(12,250,438)	(11,500,289)
PEO | Additions To Summary Compensation Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,214,917	31,585,735	59,381,064	29,705,343
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,977,220	5,837,315	11,974,643	7,674,421
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,848,402	2,995,518	4,748,056	3,155,205
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,812,080	2,170,991	6,817,164	4,326,468
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,629	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,378	638,913	340,430	171,389
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,351)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,082	31,893	68,993	21,359
Non-PEO NEO | Deductions From Summary Compensation Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,317,343)	(2,664,524)	(2,326,573)	(2,226,561)
Non-PEO NEO | Additions To Summary Compensation Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,977,220	$ 5,837,315	$ 11,974,643	$ 7,674,421